PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2014
Property, Plant and Equipment [Line Items]
Property and equipment	$ 19,930	$ 8,341
Accumulated depreciation	7,750	6,152
Property and equipment, net	12,180	2,189
Depreciation expenses, continued operations	2,674	2,110	1,871
Depreciation expenses, discontinued operations		460	379
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	11,596	8,123
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,397	100
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5,937	118
Impairment charges of asset that will no longer be in use				$ 632